EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of earnings per share
Profit (loss) for the year:

	Year ended December 31
	2024	2023	2022
	USD thousands

Profit (loss) for the year	35,437	(21,487)	22,737

Weighted average number of ordinary shares:

	Year ended December 31
	2024	2023	2022
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	68,989,845	71,794,594	74,968,670

Basic earnings (loss) per share (in USD)	0.51	(0.30)	0.30
Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2024	2023	2022
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	68,989,845	71,794,594	74,968,670
Effect of share options on issue	1,098,564	-	1,560,152

Weighted average number of ordinary shares used to calculate diluted earnings per share	70,088,409	71,794,594	76,528,822

Diluted earnings (loss) per share (in USD)	0.51	(0.30)	0.30